(23) EQUITY	12 Months Ended
Dec. 31, 2018
EQUITY
EQUITY

The shareholders’ interest in the Company’s equity at December 31, 2018 and 2017 is shown below:

	Number of shares
	December 31, 2018		December 31, 2017
Shareholders	Common shares	Interest %	Common shares	Interest %
State Grid Brazil Power Participações S.A.	730,435,698	71.76%	730,435,698	71.76%
ESC Energia S.A.	234,086,204	23.00%	234,086,204	23.00%
Members of the Executive Board	189	0.00%	189	0.00%
Other shareholders	53,392,655	5.25%	53,392,655	5.25%
Total	1,017,914,746	100.00%	1,017,914,746	100.00%

23.1 Changes in shareholding structure and Mandatory Tender Offer (MTO)

In January, 2017, the Share Purchase Agreement between State Grid Brazil, Camargo Corrêa S.A., Caixa de Previdência dos Funcionários do Banco do Brasil – PREVI, Fundação CESP, Fundação Sistel de Seguridade Social, Fundação Petrobras de Seguridade Social – PETROS, Fundação SABESP de Seguridade Social — SABESPREV, and certain other parties, had been signed. After finalizing the transaction, State Grid Brazil became the parent company of CPFL Energia with 54.64% of the Company’s voting and total capital.

In November, 2017, it had successfully conducted the public offering auction on the trading system of B3 (“Auction”). As a result of the auction, State Grid Brazil acquired 408,357,085 common shares of the Company, representing 88.44% of the total shares object of the Public Offering and 40.12% of the Company’s capital. The common shares were acquired for the price of R$ 27.69, totaling R$ 11,307,408. State Grid Brazil started holding, jointly with ESC Energia S.A., 964,521,902 common shares of the Company, increasing its joint interest from 54.64% to 94.75% of the Company’s total capital.

According to B3 regulation, after incurred the period of the 18 months from November 30, 2017 it is required the Company to take a decision of reestablish the minimum floating required or delist its shares from the public stock market.

On April 2, 2019, the Company informed the B3 its intention to bring its free float in compliance with Novo Mercado rules by carrying out a follow-on offering for its common shares, and on April 18, 2019, B3 approved its request for an extension of the deadline to reach a minimum free float of 15% of its total capital until October 31, 2019. The Company is still considering the terms and conditions of any potential follow-on offering.

23.2	Capital reserves

Refer basically to: (i) R$ 228,322 related to the CPFL Renováveis business combination in 2011, (ii) effect of the public offer of shares, in 2013, of the subsidiary CPFL Renováveis amounting to R$ 59,308, as a result of the reduction of the indirect interest in CPFL Renováveis, (iii) effect of the acquisition of DESA, amounting to R$ 180,297 in 2014, and (iv) other movements with no change of control amounting to R$1,243. In accordance with IFRS 10, these effects were recognized as transactions between shareholders, directly in Equity.

23.3	Earnings reserves

The balance of earnings reserve at December 31, 2018 is R$ 4,428,503 that refers to: i) Legal Reserve of R$ 900,992; and ii) statutory reserve - working capital improvement of R$ 3,527,511.

23.4	Accumulated other comprehensive income

The accumulated other comprehensive income is comprised of:

i.	Deemed cost: refers to the recognition of the fair value adjustments of the deemed cost of the generating plants' property, plant and equipment, of R$ 380,721;
ii.	Private pension plan: The debt balance of R$809,126 (net of taxes) refers to the effects of the actuarial gains and losses recognized directly in other comprehensive income, in accordance with IAS 19.
iii.	Effects of the credit risk in the mark to market of financial liabilities, net of income taxes, in accordance with IFRS 9 (credit amount of R$ 52,109).

23.5	Dividends

At the Extraordinary Shareholders' Meeting held on April 27, 2018 approval was given for the declaration dividend for 2017 in the amount of R$ 280,191.

Furthermore, in 2018 the Company proposed R$ 488,785 of minimum mandatory dividend, as set forth by Law 6,404/76, and for each share the amount of R$ 0.480182232 was attributed.

In 2018, the Company paid R$ 279,101 relating to the dividend for 2018.

23.6	Termination of the statutory reserve of the financial asset of concession

The Extraordinary Shareholders' Meeting held on April 27, 2018 approved the extinction of the statutory reserve of the financial asset of concession and the transfer of the respective balance of R$ 826,600 to the Retained Earnings account.

23.7	Allocation of profit for the year

The Company’s bylaws assure shareholders a minimum dividend of 25% of profit for the year, adjusted in accordance with the law.

The proposed allocation of profit for the year is shown below:

2018
Profit for the year - Parent company	2,058,040
Realization of comprehensive income	25,117
Adjustment of previous period - Adoption IFRS 9	(82,607)
Statutory reserve - concession financial asset - reversal	826,600
Profit base for allocation	2,827,151
Legal reserve	(102,902)
Statutory reserve - working capital improvement	(2,235,465)
Mandatory dividend	(488,785)
Additional dividend	-

For this year, considering the current scenario with the incipient economic recovery and also considering the uncertainties regarding the hydrology, the Company’s management is proposing the allocation of R$2,235,465 to the statutory reserve - working capital reinforcement.

23.8       Noncontrolling interests and joint ventures

The disclosure of interests in subsidiaries, in accordance with IFRS 12, is as follows:

23.8.1       Changes in noncontrolling interests

	CERAN	CPFL Renováveis	Paulista Lajeado	Total
As of December 31, 2015	234,271	2,148,490	73,182	2,455,942
Equity interests and voting capital	35.00%	48.39%	40.07%

Equity attributable to noncontrolling interests	38,621	(65,311)	4,862	(21,828)
Dividends	(9,172)	(22,751)	1,096	(30,827)
Other movements	-	535	(1,176)	(641)
As of December 31, 2016	263,719	2,060,963	77,966	2,402,648
Equity interests and voting capital	35.00%	48.40%	40.07%

Equity attributable to noncontrolling interests	37,949	13,720	11,623	63,292
Dividends	(92,832)	(16,619)	(8,769)	(118,220)
Capital increase (reduction)	(122,806)	15	-	(122,791)
Other movements	-	-	(113)	(113)
As of December 31, 2017	86,031	2,058,079	80,707	2,224,816
Equity interests and voting capital	35.00%	48.40%	40.07%

Equity attributable to noncontrolling interests	34,731	62,470	10,754	107,955
Dividends	(44,314)	(13,511)	(10,860)	(68,685)
Other movements	-	5,656	(108)	5,548
As of December 31, 2018	76,448	2,112,693	80,493	2,269,634
Equity interests and voting capital	35.00%	48.44%	40.07%

23.8.2       Summarized financial information of subsidiaries that have interests of noncontrolling shareholders

The summarized financial information on subsidiaries in which there is noncontrolling interests at December 31, 2018 and 2017, and for income statement for the years ended December 31, 2018, 2017 and 2016 are as follows:

	December 31, 2018
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	80,367	1,330,819	15,499
Cash and cash equivalents	32,729	876,571	5,687
Noncurrent assets	799,390	10,845,036	144,863

Current liabilities	246,482	1,396,120	33,883
Borrowings and debentures	106,555	819,993	-
Other financial liabilities	13,406	7,671	282
Noncurrent liabilities	414,852	6,528,563	1,033
Borrowings and debentures	316,581	4,738,841	-
Other financial liabilities	89,965	-	-
Equity	218,423	4,251,172	125,446
Attributable to owners of the Company	218,423	4,147,795	125,446
Attributable to noncontrolling interests	-	103,377	-

	2018
Net operating revenue	333,289	1,936,319	52,510
Operational costs and expenses	(95,321)	(727,557)	(26,115)
Depreciation and amortization	(41,378)	(623,106)	(4)
Interest income	6,191	93,076	691
Interest expense	(53,629)	(517,403)	(614)
Income tax expense	(48,239)	37,276	(3,145)
Profit (loss) for the year	99,230	118,805	26,838
Attributable to owners of the Company	99,230	109,264	26,838
Attributable to noncontrolling interests	-	9,542	-

	December 31, 2017
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	110,566	1,623,645	48,037
Cash and cash equivalents	37,043	950,215	24,086
Noncurrent assets	848,445	11,232,357	120,677

Current liabilities	198,624	1,957,000	42,525
Borrowings and debentures	105,844	1,259,105	36,453
Other financial liabilities	12,360	7,258	264
Noncurrent liabilities	514,583	6,760,025	258
Borrowings and debentures	422,166	5,251,704	-
Other financial liabilities	83,766	-	-
Equity	245,804	4,138,977	125,931
Attributable to owners of the Company	245,804	4,032,448	125,931
Attributable to noncontrolling interests	-	106,529	-

	2017
Net operating revenue	321,743	1,959,084	38,278
Operational costs and expenses	(103,671)	(737,472)	(10,565)
Depreciation and amortization	(45,212)	(617,017)	(4)
Interest income	30,489	126,041	2,089
Interest expense	(40,202)	(648,571)	(4,050)
Income tax expense	(54,099)	(74,125)	(2,911)
Profit (loss) for the year	108,427	19,645	29,006
Attributable to owners of the Company	108,427	11,484	29,006
Attributable to noncontrolling interests	-	8,162	-

	2016
	CERAN	CPFL Renováveis	Paulista Lajeado
Net operating revenue	301,179	1,646,589	30,820
Operational costs and expenses	(67,242)	(653,459)	(27,404)
Depreciation and amortization	(48,082)	(553,169)	(3)
Interest income	28,232	112,389	2,728
Interest expense	(36,485)	(591,626)	(1,383)
Income tax expense	(55,596)	(46,311)	(1,137)
Profit (loss) for the year	110,345	(143,706)	12,134
Attributable to owners of the Company	110,345	(151,900)	12,134
Attributable to noncontrolling interests	-	8,195	-